TAXATION - The components of (loss)/income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Total (loss)/income before tax	¥ 3,107,359	$ 437,662	¥ 1,126,750	¥ 514,792
Income tax (expenses)/benefits
Current income tax expenses	(401,039)	(56,485)	(144,032)	(360)
Deferred tax expenses/(benefits)	(141,613)	(19,946)	494,472	(64,221)
Income tax (benefits)/expenses	259,426	36,539	638,504	(63,861)
Non-PRC
TAXATION
Total (loss)/income before tax	(123,731)	(17,427)	(331,744)	617,090
PRC
TAXATION
Total (loss)/income before tax	¥ 3,231,090	$ 455,089	¥ 1,458,494	¥ (102,298)